UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robeco Groep N.V.
Address: Coolsingel 120
         3011 AG Rotterdam, The Netherlands

13F File Number:  028-12637

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon Lindeboom
Title:     Executive Vice President, Head Group Compliance
Phone:     0031 (10)  2242025

Signature, Place, and Date of Signing:

 /s/  Jon Lindeboom     Rotterdam, The Netherlands     November 12, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-12428                     Robeco Investment Management, Inc.
028-12635                     Robeco Institutional Asset Management B.V.
028-12627                     SAM Sustainable Asset Management Ltd.